CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote Vote $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001
Number of votes per share	1		1
Gross proceeds		$ 275,000,000	$ 275,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(16,046,813)	(16,046,813)
Increase in redemption value of Class A ordinary shares subject to possible redemption			(3,166,410)
Accretion of carrying value to redemption value	$ 2,797,302	$ 16,046,813	16,046,813
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption			$ 6,015,625
Class A ordinary shares [Member]
Temporary Equity [Line Items]
Common shares, shares authorized | shares	200,000,000	200,000,000	200,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | vote	1		1
Common shares, shares outstanding (in shares) | shares	907,000	907,000	907,000
Class A ordinary shares subject to possible redemption				$ 91	$ 91
Class A ordinary shares [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Common shares, shares outstanding (in shares) | shares	28,407,000	28,407,000	28,407,000
Class A Common Stock Subject to Redemption [Member]
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares subject to possible redemption | shares	27,500,000	27,500,000	27,500,000
Class A ordinary shares subject to possible redemption	$ 280,646,517	$ 275,000,000	$ 277,849,215	$ 275,905,944	$ 275,043,954